ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025	Dec. 31, 2025 $ / T	Dec. 31, 2025 $ / T
Disclosure of fair value measurement of assets [line items]
Price of natural rubber				0.46	1,730
Price of African palm per ton				0.3	1,141
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 80,053	$ 61,197
Service concession arrangement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 2,635,437	$ 4,181,835
Bottom of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets		0.0844	0.0844
Bottom of range [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%	1.00%
Top of range [member] | Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets		0.0867	0.0867
Top of range [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%	3.00%